Fair Value Measurements - Schedule of Fair Value of Warrants (Details)	12 Months Ended
Dec. 31, 2017
November 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	217.39%
Risk free interest rates (in hundredths)	1.98%
Expected life (in years)	4 years 10 months 17 days
October 2016 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	130.88%
Risk free interest rates (in hundredths)	2.06%
Expected life (in years)	3 years 9 months 3 days
July 2015 Series A Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	161.87%
Risk free interest rates (in hundredths)	1.94%
Expected life (in years)	2 years 6 months 21 days
February 2015 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	169.95%
Risk free interest rates (in hundredths)	1.90%
Expected life (in years)	2 years 1 month 17 days
October 2013 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	266.92%
Risk free interest rates (in hundredths)	1.68%
Expected life (in years)	9 months 25 days